Acceptances	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Acceptances
23. Acceptances
Acceptances consist of:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Payable under trade financing arrangements	83,711	110,936	1,462

	83,711	110,936	1,462

Acceptances are interest-bearing liabilities and are normally settled within a period of twelve months. These represent arrangements whereby operational suppliers are paid by financial institutions, with the Group recognising the liability for settlement with the institutions at a later date. These acceptances carry an interest ranging from 0.28% - 3.16% p.a. for facilities availed in foreign currency from offshore branches of Indian banks or foreign banks and 4.00% - 8.00% p.a. for facilities availed in rupee from domestic banks. Acceptances availed in foreign currency
a
re
backed by Standby Letter of Credit issued under working capital facilities sanctioned by domestic banks and part of these facilities are secured by a first pari-passu charge over the present and future current assets of the Group.